TAX - Income tax - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of detailed information about income tax rate [line items]
Income tax rate			25.00%	25.00%	25.00%
Hong Kong [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate			16.50%	16.50%	16.50%
PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
PRC [member] | CNOOC China Limited [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate			25.00%
PRC [member] | CNOOC Deepwater Development Limited [member] | High and new technology enterprise [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Maximum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate			50.00%	50.00%	50.00%
Minimum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate			10.00%	10.00%	10.00%